Financial risk management: (Details 2) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial risk management [Abstract]
Current assets	$ 5,787,862	$ 4,233,018
Current liabilities	2,408,649	593,183
Short term position (liquidity)	$ 3,379,213	$ 3,639,835